Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Warrant Activities

The summary of warrant activities for the six months ended June 30, 2026 and 2025 were as follows:

	Ordinary Shares Number Outstanding*	Weighted Average Exercise Price*	Remaining Life in Years
Warrants Outstanding as of December 31, 2025	20	$960	3.30
Warrants Exercisable as of December 31, 2025	20	960	3.30
Warrants Granted	3,242,815	0.99	-
Warrants Exercised	767,170	0.00005	-
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2026	2,475,665	1.31	1.46
Warrants Exercisable as of June 30, 2026 (unaudited)	2,475,665	$1.31	1.46

	Ordinary Shares Number Outstanding*	Weighted Average Exercise Price*	Remaining Life in Years
Warrants Outstanding as of December 31, 2024	171	$960	4.30
Warrants Exercisable as of December 31, 2024	-	-	-
Warrants Granted	-	-	-
Warrants Exercised	151	960	-
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2025*	20	960	3.80
Warrants Exercisable as of June 30, 2025* (unaudited)	20	$960	3.80

*	Giving retroactive effect to the 200 to 1 reverse share split on January 26, 2026.